Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Depreciations [Abstract]
Depreciation of property, plant and equipment	$ 7,682	$ 1,209	$ 727
Depreciation of right-of-use assets	59	43	30
Depreciation	$ 7,741	$ 1,252	$ 757